Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Wanger Advisors Trust [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wanger Acorn
Average Annual Return, Percent	[1]	14.18%	4.58%	8.12%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[2]	23.81%	13.86%	12.55%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Average Annual Return, Percent		13.90%	8.08%	9.45%

[1]	The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invested a majority of its assets. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to Russell 2500® Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.